Description of the plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Minimum hours of service | h	500
Minimum annual distributions, percentage threshold	5.00%
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Forfeitures to reduce employer contributions	$ 45,863	$ 355,000
Basis spread on variable rate	200.00%
Unused forfeitures	$ 0	$ 60,393
Minimum
EBP, Description of Plan [Line Items]
Voluntary contribution, percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
Voluntary contribution, percentage	85.00%
Employer’s Safe Harbor Non-Elective Contributions
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	3.00%
Vesting period	3 years
Employer Discretionary Profit Sharing Contribution | Three Year Cliff Vesting
EBP, Description of Plan [Line Items]
Vesting period	3 years
Employer Discretionary Profit Sharing Contribution | Five Year Cliff Vesting
EBP, Description of Plan [Line Items]
Vesting period	5 years